Brighthouse Variable Life
Flexible Premium Variable Life Insurance Policies
Issued to Individuals by:
Brighthouse Life Insurance Company — Brighthouse Fund UL for Variable Life Insurance
UPDATING SUMMARY PROSPECTUS
May 1, 2023
This Summary Prospectus summarizes key features of the Brighthouse Variable Life individual flexible premium variable life insurance policy (the “Policy”).
The prospectus for the Policy contains more information about the Policy’s features, benefits and risks. You can find the current prospectus and other information about the Policy online at https://dfinview.com/BHF/TAHD/BHF97. You can also obtain this information at no cost by calling 1-800-334-4298 or by sending an email request to rcg@brighthousefinancial.com.
The Securities and Exchange Commission has not approved or disapproved of these Policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Glossary

Age — the Insured’s age as of his or her last birthday.
Cash Surrender Value — the Cash Value less any Outstanding Loans and applicable surrender charges.
Cash Value — the sum of the accumulated value held in the Investment Options plus the Loan Account value and the Fixed Account value.
Company — Brighthouse Life Insurance Company .
Cost of Insurance Charge — a charge that reflects the anticipated mortality of the Insured.
Death Benefit — the amount payable to the Beneficiary if this Policy is in force upon the death of the Insured.
Fixed Account — part of the General Account of the Company.
Fund — a registered open-end management investment company or a series thereof that corresponds to an Investment Option. Each Investment Option invests directly in a mutual fund of the same name.
General Account — an account that consists of the Company’s assets other than those held in any separate account.
Insured — the person whose life is insured under the Policy.
Investment Options — the segments of the Separate Account to which you may allocate Premium Payments or Cash Value. Each Investment Option invests directly in a corresponding mutual fund.
Monthly Deduction Amount — the amount of charges deducted from the Policy’s Cash Value, which includes cost of insurance charges, administrative charges, and any charges for benefits associated with any Rider(s).
Policy — Brighthouse Variable Life, an individual variable flexible premium life insurance policy.
Policy Month — twelve one-month periods during the Policy Year, each of which begins on the Policy Date or the Deduction Day.
Policy Years — each successive twelve-month period; the first beginning with the Policy Date.
Premium Payment — the amounts you send us to be applied to your Policy.
Rider(s) — supplemental insurance benefits offered under the Policy. There are additional charges associated with some Riders.
Stated Amount — the amount selected by the Policy Owner used to determine the Death Benefit, which may be increased or decreased as described in the Policy.
Updated Information You Should Consider About the Policy

The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Updating Summary Prospectus dated April 29, 2022. This may not reflect all of the changes that have occurred since you purchased your Policy.

Important Information You Should Consider About The Policy

	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals
If, during the first ten Policy Years, or during the first ten Policy Years following an increase in Stated Amount, you fully or partially surrender your Policy, reduce the Stated Amount, or make a change in Death
Benefit option that reduces the Stated Amount, or your Policy lapses, then we will deduct a surrender charge from the Cash Value. The maximum surrender charge will not be greater than 2.54% of the Policy’s
Stated Amount . For example, if your Policy had a Stated Amount of
$100,000 and you surrendered the Policy in Policy Year 1, you could pay a surrender charge of up to $2,540.00.
Policy Charges and Deductions – Charges Against Cash Value Fee Tables
Transaction Charges
In addition to surrender charges, you also may be charged for other transactions. These charges include a sales charge, a state premium tax charge, and a federal deferred acquisition cost charge with respect to
Premium Payments, and a charge for requested decreases in Stated
Amount.
Policy Charges and Deductions – Charges Against Premium; Charges Against Cash Value Fee Tables
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including a
Cost of Insurance Charge, a Policy administrative expense charge, a mortality and expense risk charge, a Policy loan cost and charges for various Riders offered along with the Policy. Certain of these ongoing charges vary in amount depending on the Insured’s Age, risk class, and
(except for unisex Policies) sex. You should view the Policy Summary page of your Policy for the specific charges applicable to your Policy.

You will also bear expenses associated with the Funds under the Policy, as shown in the following table:
Policy Charges and Deductions – Charges Against Cash Value; Charges Against the Separate Account Fee Tables Appendix A: Funds Available Under the Policy
	Annual Fee	Minimum	Maximum
	Investment options (Fund fees and expenses)	0.13%	1.73%
RISKS
Risk of Loss	You can lose money by investing in the Policy.			Principal Risks of Investing in the Policy
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you make a premature withdrawal of cash from your Policy, you may incur various costs (e.g., a surrender charge) and also possible federal income tax.
Principal Risks of Investing in the Policy Policy Charges and Deductions
Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Policy (e.g., the Funds). Each investment option, including the Fixed Account, will have its own unique risks, and you should review these investment options before making an investment decision.
Description of the Company, Separate Account and Funds – The Funds

Insurance Company Risks
An investment in the Policy is subject to the risks related to the
Company , including that any obligations (including obligations related to amounts invested in the Fixed Account), guarantees or benefits are subject to the Company’s claims-paying ability. More information about the Company, including its financial strength ratings, is available upon request by calling (888) 243-1968.
Description of the Company , Separate Account and Funds – The Insurance Company
Contract Lapse
In general, in any month that your Policy’s Cash Surrender Value is not large enough to cover the Monthly Deduction Amount (i.e., the amount we deduct on the first day of each Policy Month for charges such as the
Cost of Insurance Charge), your Policy will be in default, and may lapse.
Your Policy’s Cash Surrender Value can be impacted by poor investment performance of the Funds you select. Your Policy may also lapse if Policy loans plus accrued interest exceed the Policy’s Cash Value less the surrender charge. Additionally, insufficient Premium Payments, withdrawals and Policy charges (including increases in those charges)
could cause the Policy to lapse and you will no longer have insurance coverage. If your Policy has lapsed, you may reinstate it within three years from the date the last Monthly Deduction Amount was paid.
Reinstatement in all cases requires payment of certain charges described in the Policy and usually requires evidence of insurability that is satisfactory to us. A Death Benefit will not be paid if the Policy has lapsed.
Lapse and Reinstatement
RESTRICTIONS
Investments
Availability of Funds. We reserve the right to close or substitute a Fund or limit its availability to subsequent Premium Payments and/or transfers of
Cash Value .
Transfers. We may limit the amount and frequency of transfers from the
Fixed Account to the Investment Options. We may also limit transfers from the Investment Options to the Fixed Account if the Fixed Account
value before or immediately after the transfer exceeds 30% of the
Policy’s Cash Value. We are not currently imposing these restrictions on transfers to and from the Fixed Account but reserve the right to do so. We may also impose restrictions on frequent transfers.
Description of the Company , Separate Account and Funds – The Funds Transfers
Optional Benefits
Various optional benefits may be available in the form of a Rider to your
Policy. Not all of these Riders may be available to you. In general, supplemental insurance benefits may be (i) available only to insureds within certain age ranges and/or who meet certain criteria (e.g., terminal illness); (ii) subject to minimum and/or maximum specified amounts; or
(iii) subject to certain termination conditions. We may stop offering an optional benefit at any time.
Other Benefits Available Under the Policy
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy. Please note that there is no additional tax benefit to you if the
Policy is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
Federal Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
All firms selling the Policy receive commissions. The portion of the commission payments that selling firms pass on to their sales representatives is determined in accordance with their internal compensation programs. A selling firm, or a sales representative of a selling firm, may receive different compensation for selling one product over another and may have a financial incentive to offer or recommend the Policy over another investment. Apart from the payment of commissions, selling firms may receive additional compensation, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees.
Distribution & Compensation

CONFLICTS OF INTEREST
Exchanges
In general, sales representatives may have a financial incentive to offer you a new insurance policy in place of the Policy you already own. You should exchange your Policy only if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.
Distribution & Compensation

Appendix A

Funds Available Under The Policy
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF97 . You can also request this information at no cost by calling our TeleService Center at (800) 334-4298 or by sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.66%	-24.74%	7.06%	10.15%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.98%	-20.15%	5.16%	8.67%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.08%	-13.09%	4.44%	8.79%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser:abrdn Investments Limited	0.94%	-25.58%	-1.19%	0.43%
Seeks capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:abrdn Investments Limited	1.19%	-25.81%	-1.46%	0.18%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:CBRE Investment Management Listed Real Assets LLC	0.64%	-24.71%	2.06%	3.77%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	0.64%	7.92%	10.92%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.58%	-31.70%	3.03%	8.05%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B† Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.83%	-31.84%	2.79%	7.78%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	-35.04%	4.47%	10.10%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Loomis, Sayles & Company, L.P.	0.57%	-27.86%	5.54%	10.34%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B† Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.89%	-17.57%	2.81%	4.75%
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class B† Brighthouse Investment Advisers, LLC Subadviser:Morgan Stanley Investment Management Inc.	0.90%	-62.52%	5.49%	8.36%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.77%	-11.60%	2.09%	0.99%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.74%	-14.56%	-0.22%	0.81%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.78%	-5.15%	7.15%	10.84%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.63%	-37.61%	7.68%	11.66%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.36%	1.44%	1.12%	0.68%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.88%	-12.69%	1.53%	2.71%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.87%	-13.84%	2.58%	4.38%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.90%	-15.33%	3.69%	6.07%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	-17.97%	4.52%	7.53%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.52%	-17.08%	5.67%	8.30%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser:Frontier Capital Management Company, LLC	0.80%	-28.21%	6.28%	10.46%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser:Jennison Associates LLC	0.54%	-38.87%	8.40%	13.05%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.31%	-20.23%	4.09%	9.00%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.80%	-9.82%	4.98%	7.18%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.56%	-5.98%	7.51%	11.28%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.82%	-40.67%	4.65%	11.00%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.75%	-22.34%	5.84%	11.07%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.55%	-16.66%	0.18%	2.19%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.49%	-9.01%	0.19%	0.68%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.70%	-26.38%	8.55%	11.31%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class† Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.51%	-4.96%	8.16%	10.19%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio — Initial Class† Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.72%	-11.37%	1.10%	2.97%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.86%	-14.97%	5.68%	9.69%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2† Franklin Advisers, Inc.	1.09%	-33.69%	7.07%	9.91%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.09%	-7.61%	-1.97%	1.47%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Goldman Sachs Strategic Growth Fund — Institutional Shares# Goldman Sachs Asset Management, L.P.	0.75%	-32.52%	9.16%	12.38%
Seeks long-term growth of capital.	Janus Henderson Enterprise Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	-16.15%	9.35%	13.10%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.99%	-8.23%	9.29%	11.25%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.76%	-32.24%	7.38%	12.77%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I† Legg Mason Partners Fund Advisor, LLC Subadviser:ClearBridge Investments, LLC	0.72%	-6.43%	7.86%	10.53%
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers:Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd; Western Asset Management Company Pte. Ltd.	0.51%	-17.23%	-0.55%	1.71%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	1.03%	-5.60%	5.04%	9.30%
Seeks capital growth.	The Merger Fund VL# Virtus Investment Advisers, Inc. Subadviser:Westchester Capital Management, LLC	1.57%	0.88%	4.48%	3.16%
Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	-18.82%	7.18%	10.95%
Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	-19.59%	8.55%	11.92%

#
Certain Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Funds' prospectuses for additional information regarding these arrangements.
‡
This Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
†
Not available under all Policies. Availability depends on Policy issue date.

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The prospectus and statement of additional information ("SAI") include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (800) 334-4298 or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Policy online at https://dfinview.com/BHF/TAHD/BHF97.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000011926